VY(R) Fidelity VIP Mid Cap Portfolio
VY® Fidelity® VIP Mid Cap Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses - VY(R) Fidelity VIP Mid Cap Portfolio		Class ADV	Class S
Management Fees	[1],[2]	0.65%	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	[2]	0.50%	0.25%
Shareholder Services Fee	[2],[3]	0.25%	0.25%
Other Expenses	[2]	0.19%	0.19%
Total Annual Portfolio Operating Expenses	[2]	1.59%	1.34%
Waivers and Reimbursements	[2],[4]	(0.16%)	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[2]	1.43%	1.18%
[1]	The management fees include the management fee of the Master Fund of 0.55%.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Mid Cap Portfolio ("MasterFund").
[3]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[4]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% for Class ADV and Class S shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio's board.

Expense Examples
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VY(R) Fidelity VIP Mid Cap Portfolio - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	470	835	1,861
Class S	120	392	703	1,584

Expense Example, No Redemption - VY(R) Fidelity VIP Mid Cap Portfolio - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	470	835	1,861
Class S	120	392	703	1,584

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Master Fund's portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400 Index). As of December 31, 2015 the smallest company in the Russell Midcap® Index had a market capitalization of $383.4 million and the largest had a market capitalization of $30.4 billion. As of December 31, 2015 the smallest company in the S&P MidCap 400 Index had a market capitalization of $664.1 million and the largest had a market capitalization of $12.5 billion. Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund's Adviser or Sub-Adviser may invest the Master Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund's Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio's assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Pending Merger - On March 18, 2016, the Portfolio's Board of Directors approved a proposal to reorganize the Portfolio into VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (a series of Voya Partners, Inc.), subject to approval by VY® Fidelity® VIP Mid Cap Portfolio's shareholders. If approved, it is expected that the reorganization will occur on or about August 26, 2016. After the reorganization you will hold shares of VY® T. Rowe Price Diversified Mid Cap Growth Portfolio. For more information regarding VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, please contact a Shareholder Services representative at 1-800-262-3862 or your financial professional.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board of Directors determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio's or Master Fund's performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company: The price of a company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company's value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio's relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Other class shares’ performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd 2009, 19.08% and Worst quarter: 4th 2008, -23.79%
Average Annual Total Returns % (for the periods ended December 31, 2015)
Average Annual Total Returns - VY(R) Fidelity VIP Mid Cap Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV		(2.19%)	7.09%	6.78%		Nov. 15, 2004
Class ADV | S&P MidCap 400 Index	[1]	(2.18%)	10.68%	8.18%
Class S		(1.88%)	7.35%	7.05%		Nov. 15, 2004
Class S | S&P MidCap 400 Index	[1]	(2.18%)	10.68%	8.18%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.